FAIR VALUE MEASUREMENTS	12 Months Ended
Dec. 31, 2012
Fair Value Measurements [Abstract]
FAIR VALUE MEASUREMENTS

NOTE 16 – FAIR VALUE MEASUREMENTS

The following disclosures show the hierarchal disclosure framework associated with the level of pricing observations utilized in measuring assets and liabilities at fair value. The three broad levels defined by U.S. GAAP are as follows:

Level I:	Quoted prices are available in active markets for identical assets or liabilities as of the reported date.

Level II:	Pricing inputs are other than quoted prices in active markets, which are either directly or indirectly observable as of the reported date. The nature of these assets and liabilities include items for which quoted prices are available but traded less frequently, and items that are fair valued using other financial instruments, the parameters of which can be directly observed.

Level III:	Assets and liabilities that have little to no pricing observability as of the reported date. These items do not have two-way markets and are measured using management’s best estimate of fair value, where the inputs into the determination of fair value require significant management judgment or estimation.

This hierarchy requires the use of observable market data when available.

The following is a description of the valuation methodologies the Company uses for financial instruments recorded at fair value on either a recurring or nonrecurring basis:

Securities Available for Sale

Securities available for sale consists of both debt and equity securities. These securities are recorded at fair value on a recurring basis. At December 31, all of these securities used valuation methodologies involving market based or market derived information, collectively Level I and Level II measurements, to measure fair value.

The Company closely monitors market conditions involving assets that have become less actively traded. If the fair value measurement is based upon recent observable market activity of such assets or comparable assets (other than forced or distressed transactions) that occur in sufficient volume, and do not require significant adjustment using unobservable inputs, those assets are classified as Level I or Level II; if not, they are classified as Level III. Making this assessment requires significant judgment.

The Company uses prices from independent pricing services and, to a lesser extent, indicative (non-binding) quotes from independent brokers to measure securities.

The following tables present the assets reported on the Consolidated Balance Sheet at their fair value as of December 31, by level within the fair value hierarchy. Financial assets and liabilities are classified in their entirety based on the lowest level of input that is significant to the fair value measurement (in thousands):

	2012
	Level 1	Level II	Level III	Total
Assets:
U.S. government agencies	$-	$7,935	$-	$7,935
Mortgage-backed securities of governement-sponsored entities	-	25,884	-	25,884
Collateralized mortgage obligations of government-sponsored entities	-	6,066	-	6,066
Obligations of states and political subdivisions:
Taxable	-	1,605	-	1,605
Tax-exempt	-	35,717	-	35,717
Corporate securities	26	5,321	-	5,347
Commerical paper	7,648	-	-	7,648
Total debt securities	7,674	82,528	-	90,202

Equity securities of financial instituitions	545	-	-	545

Total	$8,219	$82,528	$-	$90,747

	2011
	Level 1	Level II	Level III	Total
Assets:
U.S. government agencies	$-	$11,191	$-	$11,191
Mortgage-backed securities of governement-sponsored entities	-	28,578	-	28,578
Collateralized mortgage obligations of government-sponsored entities	-	5,175	-	5,175
Obligations of states and political subdivisions:
Taxable	-	1,582	-	1,582
Tax-exempt	-	32,508	-	32,508
Corporate securities	-	4,082	-	4,082
Commerical paper	11,998	-	-	11,998
Total debt securities	11,998	83,116	-	95,114

Equity securities of financial instituitions	505	-	-	505

Total	$12,503	$83,116	$-	$95,619

The following tables present the assets measured on a nonrecurring basis on the Consolidated Balance Sheet at their fair value as of December 31 by level within the fair value hierarchy. Impaired loans that are collateral dependent are written down to fair value through the establishment of specific reserves. Techniques used to value the collateral that secure the impaired loan include: quoted market prices for identical assets classified as Level I inputs; observable inputs, employed by certified appraisers, for similar assets classified as Level II inputs. For mortgage servicing rights, the fair value is estimated by discounting future cash flows using current market inputs at which loans with similar terms and qualities would be made to borrowers of similar credit quality. In cases where valuation techniques included inputs that are unobservable and are based on estimates and assumptions developed by management based on the best information available under each circumstance, the asset valuation is classified as Level III inputs. Those valuations are as follows (in thousands):

	2012
	Level 1	Level II	Level III	Total
Assets measured on a nonrecurring basis:
Impaired loans	$-	$-	$16,569	$16,569
Other real estate owned	$-	$-	$2,554	$2,554
Mortgage servicing rights	$-	$-	$526	$526

	2011
	Level 1	Level II	Level III	Total
Assets measured on a nonrecurring basis:
Impaired loans	$-	$-	$13,796	$13,796
Other real estate owned	$673	$-	$2,794	$3,467
Mortgage servicing rights	$-	$-	$540	$540

The following table provides information describing the valuation processes used to determine nonrecurring fair value measurements categorized within Level III of the fair value hierarchy (in thousands):

		Valuation	Unobservable
	Fair Value	Technique	Input	Range
Impaired loans	$11,920	Property appraisals	Management discount for property type and recent market volatality	10% - 30% discount
	$4,649	Discounted cash flows	Market Rates	3.75%-7.50%
Other real estate owned	$2,554	Property appraisals	Management discount for property type and recent market volatality	10% - 30% discount
Mortgage servicing rights	$526	Discounted cash flows	Computer pricing model with estimated prepayment speeds	7.5-24.8 CPR